Income Taxes - Reconciliation of Income Tax Expense at the Statutory Rate to the Company's Actual Income Tax Expense (Details).. - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Computed at the statutory rate (21%)									$ 1,556,000	$ 1,067,000
(Decrease) increase resulting from
(Decrease) increase resulting from Tax exempt interest									(780,000)	(262,000)
Earnings on bank-owned life insurance - net									(112,000)	(121,000)
Deferred tax re-valuation									0	0
Low income housing credit									(74,000)	(73,000)
Merger related expenses									0	55,000
Other									9,000	134,000
Actual tax expense	$ 89,000	$ 135,000	$ 188,000	$ 187,000	$ 83,000	$ 269,000	$ 250,000	$ 198,000	$ 599,000	$ 800,000